Income Taxes (Tables)	12 Months Ended
Apr. 30, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	Income before income taxes is as follows:

	Year Ended April 30,
	2016	2015	2014
Domestic	$959.3	$500.7	$827.4
Foreign	18.6	22.3	22.3
Income before income taxes	$977.9	$523.0	$849.7

Components of the provision for income taxes
The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2016	2015	2014
Current:
Federal	$342.5	$147.8	$265.4
Foreign	4.8	4.7	4.2
State and local	37.1	17.9	22.9
Deferred:
Federal	(32.1)	2.3	(13.9)
Foreign	1.3	0.5	2.4
State and local	(64.4)	4.9	3.5
Total income tax expense	$289.2	$178.1	$284.5

Reconciliation of the statutory federal income tax rate and the effective income tax rate
A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	2.5	2.4	1.9
Domestic manufacturing deduction	(3.5)	(2.9)	(3.0)
Deferred tax benefit from integration	(5.2)	—	—
Other items – net	0.8	(0.4)	(0.4)
Effective income tax rate	29.6%	34.1%	33.5%
Income taxes paid	$290.5	$199.3	$294.4

Deferred tax assets and liabilities
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial- reporting purposes and the amounts used for income tax reporting. Significant components of our deferred tax assets and liabilities are as follows:

	April 30,
	2016	2015
Deferred tax liabilities:
Intangible assets	$2,330.8	$2,499.4
Property, plant, and equipment	140.5	158.0
Other	11.9	9.6
Total deferred tax liabilities	$2,483.2	$2,667.0
Deferred tax assets:
Post-employment and other employee benefits	$171.8	$143.4
Tax credit and loss carryforwards	3.7	44.8
Intangible assets	23.2	22.1
Inventory	8.0	11.6
Property, plant, and equipment	5.1	19.4
Other	47.3	32.9
Total deferred tax assets	$259.1	$274.2
Valuation allowance	(6.2)	(4.2)
Total deferred tax assets, less allowance	$252.9	$270.0
Net deferred tax liability	$2,230.3	$2,397.0

Summary of operating loss and tax credit carryforwards
The following table summarizes domestic loss and credit carryforwards at April 30, 2016.

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal loss carryforwards	$—	$3.3	$3.3	2021
State loss carryforwards	2.7	0.1	—	2021 to 2036
State tax credit carryforwards	—	0.3	—	2022
Total tax carryforwards	$2.7	$3.7	$3.3

Reconciliation of unrecognized tax benefits
A reconciliation of our unrecognized tax benefits is as follows:

	2016	2015	2014
Balance at May 1,	$45.0	$29.1	$29.7
Increases:
Current year tax positions	3.3	2.4	5.1
Prior year tax positions	0.2	1.2	0.1
Acquired businesses	3.3	13.4	—
Decreases:
Prior year tax positions	0.9	0.4	1.6
Settlement with tax authorities	2.5	—	1.5
Expiration of statute of limitations periods	2.1	0.7	2.7
Balance at April 30,	$46.3	$45.0	$29.1